Retirement Plans And Postretirement Benefits (Fair Value Hierarchy, Assets At Fair Value) (Details) - Pension Plan [Member] - Fixed Insurance Contracts [Member] - Level 3 [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in Plan Assets:
Beginning Balance	$ 12,787	$ 11,142
Gain / contributions / currency impact	1,619	1,651
Distributions	(10)	(6)
Ending Balance	$ 14,396	$ 12,787